Share-based Compensation - Summarizes Outstanding Simple and Performance Warrants (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	38,880	66,700	165,820
Weighted average exercise price, Warrants outstanding | $ / shares	$ 57.22	$ 39.77	$ 46.91
Weighted average contractual life, Warrants outstanding (years)	1 year 4 months 9 days
Number of warrants, Warrants exercisable | shares	38,880
Weighted average exercise price, Warrants exercisable | $ / shares	$ 57.22
Weighted average contractual life, Warrants exercisable (years)	1 year 4 months 9 days
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	24,800	54,400	123,200
Weighted average exercise price, Warrants outstanding | $ / shares	$ 59.07	$ 38.62	$ 42.26
Number of warrants, Warrants exercisable | shares	14,134
Weighted average exercise price, Warrants exercisable | $ / shares	$ 25.83
Weighted average contractual life, Warrants exercisable (years)	1 year 1 month 28 days
$6.25 - $9.38 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	16,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 9.38
Weighted average contractual life, Warrants outstanding (years)	5 months 1 day
Number of warrants, Warrants exercisable | shares	16,000
Weighted average exercise price, Warrants exercisable | $ / shares	$ 9.38
Weighted average contractual life, Warrants exercisable (years)	5 months 1 day
$6.25 - $9.38 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	6,400
Weighted average exercise price, Warrants outstanding | $ / shares	$ 6.25
Number of warrants, Warrants exercisable | shares	6,400
Weighted average exercise price, Warrants exercisable | $ / shares	$ 6.25
Weighted average contractual life, Warrants exercisable (years)	1 year 1 month 28 days
$29.69 - $45.31 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	6,400
Weighted average exercise price, Warrants outstanding | $ / shares	$ 31.25
Number of warrants, Warrants exercisable | shares	6,400
Weighted average exercise price, Warrants exercisable | $ / shares	$ 31.25
Weighted average contractual life, Warrants exercisable (years)	1 year 1 month 28 days
$62.50 - $93.75 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	17,280
Weighted average exercise price, Warrants outstanding | $ / shares	$ 64.81
Weighted average contractual life, Warrants outstanding (years)	1 year 10 months 17 days
Number of warrants, Warrants exercisable | shares	17,280
Weighted average exercise price, Warrants exercisable | $ / shares	$ 64.81
Weighted average contractual life, Warrants exercisable (years)	1 year 10 months 17 days
$62.50 - $93.75 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	9,334
Weighted average exercise price, Warrants outstanding | $ / shares	$ 77.68
Number of warrants, Warrants exercisable | shares	1,334
Weighted average exercise price, Warrants exercisable | $ / shares	$ 93.75
Weighted average contractual life, Warrants exercisable (years)	1 year 1 month 28 days
$125.00 - $312.50 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	5,600
Weighted average exercise price, Warrants outstanding | $ / shares	$ 170.44
Weighted average contractual life, Warrants outstanding (years)	2 years 5 months 15 days
Number of warrants, Warrants exercisable | shares	5,600
Weighted average exercise price, Warrants exercisable | $ / shares	$ 170.44
Weighted average contractual life, Warrants exercisable (years)	2 years 5 months 15 days
$125.00 - $218.75 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	2,666
Weighted average exercise price, Warrants outstanding | $ / shares	$ 187.5